SIGNIFICANT ACCOUNTING POLICIES - Adoption of new standard (Details)	Jan. 01, 2018 USD ($)
IFRS 9 | Deficit
Initial application of accounting standards or interpretations
Cumulative effect of new accounting principle in period of adoption	$ 1,009,592
IFRS 9 | Accumulated Other Comprehensive Loss
Initial application of accounting standards or interpretations
Cumulative effect of new accounting principle in period of adoption	1,009,592
IFRS 15 | Deficit
Initial application of accounting standards or interpretations
Cumulative effect of new accounting principle in period of adoption	$ 0